UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Arience Capital Management, L.P.
Address: 745 Fifth Avenue, 7th Floor

         New York, NY  10151

13F File Number:  28-10758

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arience GP, L.L.C., General Partner
 	   By:  Caryn Seidman-Becker, Managing Member
Title:
Phone:     212-303-3700

Signature, Place, and Date of Signing:

     /s/ Caryn Seidman-Becker     New York, NY     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $791,858 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BAXTER INTL INC                COM              071813109    49476   753867 SH       SOLE                   753867        0        0
BR MALLS PARTICIPACOES SA      COM              99AD15PW4     9641  1595700 SH       SOLE                  1595700        0        0
BURGER KING HLDGS INC          COM              121208201    48414  1971257 SH       SOLE                  1971257        0        0
COVIDIEN LTD                   COM              G2552X108    68951  1282565 SH       SOLE                  1282565        0        0
DISCOVERY COMMUNICATIONS INC   COM              25470F104    30839  2164146 SH       SOLE                  2164146        0        0
DISCOVERY COMMUNICATIONS INC   COM              25470F302    31061  2193578 SH       SOLE                  2193578        0        0
DISNEY WALT CO                 COM DISNEY       254687106    33816  1101850 SH       SOLE                  1101850        0        0
DST SYS INC DEL                COM              233326107    68748  1227868 SH       SOLE                  1227868        0        0
ELECTRONIC ARTS INC            COM              285512109    50201  1357156 SH       SOLE                  1357156        0        0
EQUINIX INC                    COM NEW          29444U502    12310   177230 SH       SOLE                   177230        0        0
EXPEDIA INC DEL                COM              30212P105    26252  1737371 SH       SOLE                  1737371        0        0
HEALTHSOUTH CORP               COM NEW          421924309    42172  2288225 SH       SOLE                  2288225        0        0
KANSAS CITY SOUTHERN           COM NEW          485170302    25467   574093 SH       SOLE                   574093        0        0
LOWES COS INC                  COM              548661107     7680   324200 SH       SOLE                   324200        0        0
MONSTER WORLDWIDE INC          COM              611742107    35041  2350196 SH       SOLE                  2350196        0        0
NALCO HOLDING COMPANY          COM              62985Q101    66662  3595562 SH       SOLE                  3595562        0        0
NII HLDGS INC                  CL B NEW         62913F201    28291   746059 SH       SOLE                   746059        0        0
EXPERIAN PLC                   COM              997514CM4    23924  3661534 SH       SOLE                  3661534        0        0
PRICELINE COM INC              COM NEW          741503403    12132   177295 SH       SOLE                   177295        0        0
QUALCOMM INC                   COM              747525103    22504   523718 SH       SOLE                   523718        0        0
SCHWAB CHARLES CORP NEW        COM              808513105    52570  2021931 SH       SOLE                  2021931        0        0
UBISOFT ENTERTAINMENT          COM              9900022K2    18579   270600 SH       SOLE                   270600        0        0
WYETH                          COM              983024100    11059   299385 SH       SOLE                   299385        0        0
XTO ENERGY INC                 COM              98385X106    16068   345400 SH       SOLE                   345400        0        0